Additional disclosure requirements - Condensed Statements of Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	€ 5,541	€ 4,440
OTHER RECOGNISED INCOME AND EXPENSE	214	946
Items that may be reclassified to profit or loss	(219)	556
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(1,804)	(1,914)
Revaluation gains (losses)	(2,411)	(1,637)
Amounts transferred to income statement	(190)	(277)
Other reclassifications	797	0
Cash flow hedges (effective portion)	(2,604)	(230)
Revaluation gains (losses)	(942)	(651)
Amounts transferred to income statement	(1,662)	421
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	(1,693)	(1,001)
Exchange differences	4,462	3,036
Non-current assets held for sale	0	0
Income tax	1,281	616
Items that will not be reclassified to profit or loss	433	390
Actuarial gains/(losses) on pension plans	843	885
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(1)	(8)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(334)	(68)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	37	54
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(37)	(54)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	123	(129)
Income tax relating to items that will not be reclassified	(198)	(290)
Total recognised income and expenses for the year	5,755	5,386
Banco Santander S.A. | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	2,431	903
OTHER RECOGNISED INCOME AND EXPENSE	(683)	(380)
Items that may be reclassified to profit or loss	(551)	(115)
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(378)	(333)
Revaluation gains (losses)	(327)	(192)
Amounts transferred to income statement	(52)	(141)
Other reclassifications	0	0
Cash flow hedges (effective portion)	(408)	168
Revaluation gains (losses)	(394)	172
Amounts transferred to income statement	(14)	(4)
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	0	0
Exchange differences	0	0
Non-current assets held for sale	0	0
Income tax	235	50
Items that will not be reclassified to profit or loss	(132)	(265)
Actuarial gains/(losses) on pension plans	217	45
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(344)	(209)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	37	54
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(37)	(54)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	84	(116)
Income tax relating to items that will not be reclassified	(89)	15
Total recognised income and expenses for the year	€ 1,748	€ 523